Statement of Stockholders Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Shares Subscribed [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Preferred Stock Series A Convertible [Member]	Total
Beginning Balance at Dec. 21, 2001
Common stock issued for cash	$ 9,620	$ 87,780					$ 97,400
Common stock issued for cash (Shares)	9,620,000
Net loss				(11,327)			(11,327)
Ending Balance at Jan. 31, 2002	9,620	87,780		(11,327)			86,073
Ending Balance (Shares) at Jan. 31, 2002	9,620,000
Net loss				(58,694)			(58,694)
Ending Balance at Jan. 31, 2003	9,620	87,780		(70,021)			27,379
Ending Balance (Shares) at Jan. 31, 2003	9,620,000
Net loss				(31,390)			(31,390)
Ending Balance at Jan. 31, 2004	9,620	87,780		(101,411)			(4,011)
Beginning Balance (Shares) at Jan. 31, 2004	9,620,000
Common stock issued for services or consulting fees	200	2,460					2,660
Common stock issued for services or consulting fees (Shares)	200,000
Stock-based compensation (Shares)	13,373,332
Stock returned to treasury	(4,600)	4,600
Stock returned to treasury (Shares)	(4,600,000)
Preferred stock issued for cash		1,997,498				2	1,997,500
Preferred stock issued for cash (Shares)						2,000
Stock issued to acquire wholly-owned subsidiary	833	32,500					33,333
Stock issued to acquire wholly-owned subsidiary (Shares)	833,333
Stock issued to acquire a mineral property	834	32,500					33,334
Stock issued to acquire a mineral property (Shares)	833,333
Stock dividend	13,373	(13,373)
Net loss				(2,293,257)			(2,293,257)
Ending Balance at Jan. 31, 2005	20,260	2,143,965		(2,394,668)		2	(230,441)
Ending Balance (Shares) at Jan. 31, 2005	20,259,998					2,000
Common stock issued for cash	667	199,333					200,000
Common stock issued for cash (Shares)	666,667
Stock-based compensation		164,521					164,521
Stock returned to treasury	(4,750)	(58,417)					(63,167)
Stock returned to treasury (Shares)	(4,749,998)
Conversion of preferred stock	2,222	(2,220)				(2)
Conversion of preferred stock (Shares)	2,222,223					(2,000)
Non-cash interest		333,333					333,333
Net loss				(1,478,308)			(1,478,308)
Ending Balance at Jan. 31, 2006	18,399	2,780,515		(3,872,976)			(1,074,062)
Ending Balance (Shares) at Jan. 31, 2006	18,398,890
Conversion of convertible debenture or promissory note	833	249,167					250,000
Conversion of convertible debenture or promissory note (Shares)	833,333
Common stock issued for cash	1,535	1,532,965					1,534,500
Common stock issued for cash (Shares)	1,534,500
Cost of issuing stock		(78,750)					(78,750)
Exercise of stock options	200	49,800					50,000
Exercise of stock options (Shares)	200,000
Common stock issued for services or consulting fees	30	49,470					49,500
Common stock issued for services or consulting fees (Shares)	30,000
Stock-based compensation		477,592					477,592
Net loss				(2,331,509)			(2,331,509)
Ending Balance at Jan. 31, 2007	20,997	5,060,759		(6,204,485)			(1,122,729)
Ending Balance (Shares) at Jan. 31, 2007	20,996,723
Conversion of convertible debenture or promissory note	3,720	1,386,348					1,390,068
Conversion of convertible debenture or promissory note (Shares)	3,720,776
Common stock issued for cash	1,931	2,224,933					2,226,864
Common stock issued for cash (Shares)	1,930,720
Cost of issuing stock		(12,708)					(12,708)
Exercise of warrants	667	266,000					266,667
Exercise of warrants (Shares)	666,667
Exercise of stock options	666	214,001					214,667
Exercise of stock options (Shares)	666,667
Common stock issued for services or consulting fees	150	202,350					202,500
Common stock issued for services or consulting fees (Shares)	150,000
Stock-based compensation		928,176					928,176
Common stock issued for finders fee	180						180
Common stock issued for finders fee (Shares)	180,000
Net loss				(3,688,314)			(3,688,314)
Ending Balance at Jan. 31, 2008	28,311	10,269,859		(9,892,799)			405,371
Ending Balance (Shares) at Jan. 31, 2008	28,311,553
Common stock issued for cash	4,280	4,050,720					4,055,000
Common stock issued for cash (Shares)	4,279,000
Cost of issuing stock		(330,893)					(330,893)
Debt discount		49,985					49,985
Stock-based compensation		147,133					147,133
Net loss				(4,527,835)			(4,527,835)
Ending Balance at Jan. 31, 2009	32,591	14,186,804		(14,420,634)			(201,239)
Ending Balance (Shares) at Jan. 31, 2009	32,590,553
Conversion of convertible debenture or promissory note	1,500	148,500					150,000
Conversion of convertible debenture or promissory note (Shares)	1,500,000
Equity component of convertible debenture converted		(44,102)					(44,102)
Common stock issued for cash	9,056	5,180,691					5,189,747
Common stock issued for cash (Shares)	9,056,201
Cost of issuing stock		(240,584)					(240,584)
Exercise of warrants	500	119,500					120,000
Exercise of warrants (Shares)	500,000
Exercise of stock options	275	77,725					78,000
Exercise of stock options (Shares)	275,000
Stock-based compensation		566,923					566,923
Non-cash interest							0
Net loss				(2,658,296)			(2,658,296)
Unrealized foreign currency exchange gain					(30,213)		(30,213)
Ending Balance at Jan. 31, 2010	43,922	19,995,457		(17,078,930)	(30,213)		2,930,236
Ending Balance (Shares) at Jan. 31, 2010	43,921,754
Common stock issued for cash	10,805	7,109,264					7,120,069
Common stock issued for cash (Shares)	10,804,706
Exercise of warrants	1,403	502,036					503,439
Exercise of warrants (Shares)	1,403,128
Exercise of stock options	458	163,476					163,934
Exercise of stock options (Shares)	458,334
Shares subscribed			104,380				104,380
Stock-based compensation		556,875					556,875
Non-cash interest							0
Net loss				(5,164,198)			(5,164,198)
Unrealized foreign currency exchange gain					30,213		30,213
Ending Balance at Jan. 31, 2011	56,588	28,327,108	104,380	(22,243,128)			6,244,948
Ending Balance (Shares) at Jan. 31, 2011	56,587,922
Common stock issued for cash	10,120,058						10,120,058
Common stock issued for cash (Shares)	8,700,000
Cost of issuing stock	(1,109,591)	124,343					(985,248)
Exercise of warrants	773,728	1,680,370	(104,380)				2,349,718
Exercise of warrants (Shares)	4,906,895
Exercise of stock options	251,080	301,620					552,700
Exercise of stock options (Shares)	1,242,500
Stock-based compensation		647,382					647,382
Non-cash interest							0
Warrants issued for cash		54,377					54,377
Cost of issuing warrants for cash		(9,589)					(9,589)
Reallocation upon redomicile	25,131,164	(25,131,164)
Net loss				(8,998,382)			(8,998,382)
Unrealized foreign currency exchange gain					19,844		19,844
Ending Balance at Jan. 31, 2012	$ 35,223,027	$ 5,994,447		$ (31,241,510)	$ 19,844		$ 9,995,808
Ending Balance (Shares) at Jan. 31, 2012	71,437,317